Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial liabilities:
Contingent consideration		$ 0	$ 0	$ 1,752
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	222,431	156,636	105,425	76,144
Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	220,677	153,932	103,861	74,885
Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	1,754	2,704	1,564	1,259
Carrying Amount
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,499,153	1,358,036	976,620	848,424
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,485,129	1,390,740	1,030,484	927,543
Accrued interest payable	969	985	732	908
FHLB advances	164,529	164,601	82,291	55,273
Notes payable		15,729	18,692	9,000
Other borrowings	16,565	20,788	17,103	11,383
Junior subordinated debentures	18,147	18,147	14,538	14,538
Contingent consideration	287	290	821	1,256
Carrying Amount | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Carrying Amount | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Estimated Fair Value
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,518,335	1,399,938	1,006,080	875,140
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,487,248	1,399,373	1,038,313	942,288
Accrued interest payable	969	985	732	908
FHLB advances	166,960	170,239	85,103	56,322
Notes payable		15,729	18,692	9,000
Other borrowings	16,958	20,970	18,649	12,666
Junior subordinated debentures	18,112	18,114	14,527	14,487
Contingent consideration	287	290	821	1,256
Estimated Fair Value | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Estimated Fair Value | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	0	0
Securities available for sale	0	0	0	0
Loans held for sale	0	0	0	0
Loans, net	0	0	0	0
FHLB of Dallas stock and other restricted stock	0	0	0	0
Accrued interest receivable	0	0	0	0
Financial liabilities:
Deposits	0	0	0	0
Accrued interest payable	0	0	0	0
FHLB advances	0	0	0	0
Notes payable		0	0	0
Other borrowings	0	0	0	0
Junior subordinated debentures	0	0	0	0
Contingent consideration	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	0	0	0	0
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents		0	0	0
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,514,510	1,393,377	997,751	869,388
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,487,248	1,399,373	1,038,313	942,288
Accrued interest payable	969	985	732	908
FHLB advances	166,960	170,239	85,103	56,322
Notes payable		15,729	18,692	9,000
Other borrowings	16,958	20,970	18,649	12,666
Junior subordinated debentures	18,112	18,114	14,527	14,487
Contingent consideration		0	0	0
Significant Other Observable Inputs (Level 2) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Other Observable Inputs (Level 2) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents		0	0	0
Certificates of deposit held in other banks		0
Securities available for sale		0	0	0
Loans held for sale		0		0
Loans, net	3,825	6,561	8,329	5,752
FHLB of Dallas stock and other restricted stock		0	0	0
Accrued interest receivable		0	0	0
Financial liabilities:
Deposits		0	0	0
Accrued interest payable		0	0	0
FHLB advances		0	0	0
Notes payable		0	0	0
Other borrowings		0	0	0
Junior subordinated debentures		0	0	0
Contingent consideration	287	290	821	1,256
Significant Unobservable Inputs (Level 3) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Unobservable Inputs (Level 3) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		$ 0	$ 0	$ 0